Note 9 - Fair Value of Financial Instruments - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]

9.       FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The estimated fair values of financial instruments that are reported at amortized cost in the Company’s statement of financial condition, segregated by the level of valuation inputs within the fair value hierarchy used to measure fair value, are as follows (in thousands):

	June 30, 2013		December 31, 2012
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
FINANCIAL ASSETS:
Level 1 inputs:
Cash and cash equivalents	$48,263	$48,263	$42,607	$42,607
Level 2 inputs:
Interest-bearing time deposits in banks	25,858	26,422	29,592	30,413
Federal Home Loan Bank stock	375	375	375	375
Loans held for sale	3,369	3,369	4,435	4,435
Cash surrender value of life insurance	23,401	23,401	23,003	23,003
Accrued interest receivable	1,357	1,357	1,501	1,501
Level 3 inputs:
Loans receivable—net	331,631	339,320	337,328	351,642

FINANCIAL LIABILITIES:
Level 1 inputs:
Deposits held for sale	4,690	4,690	--	--
Level 2 inputs:
Checking, money market and savings accounts	198,798	198,798	203,308	203,308
Other borrowings	996	1,078	3,109	3,239
Accrued interest payable	23	23	23	23
Advance payments by borrowers for taxes and insurance	294	294	676	676
Level 3 inputs:
Certificates of deposit	238,405	239,505	251,743	255,573

For cash and cash equivalents, the carrying amount approximates fair value (level 1). For Federal Home Loan Bank stock, loans held for sale, cash surrender value of life insurance and accrued interest receivable, the carrying value is a reasonable estimate of fair value, primarily because of the short-term nature of the instruments or, as to Federal Home Loan Bank stock, the ability to sell the stock back to the Federal Home Loan Bank at cost (level 2). Interest-bearing time deposits in banks were valued using discounted cash flows based on current rates for similar types of deposits (level 2). Fair values of impaired loans are estimated as described in Note 8. Non-impaired loans were valued using discounted cash flows. The discount rates used to determine the present value of these loans were based on interest rates currently being charged by the Bank on comparable loans (level 3).

The fair value of deposits held for sale is considered to be level 1 since its value is based on a sales agreement. The fair value of checking accounts, savings accounts and money market deposits is the amount payable on demand at the reporting date (level 2). The fair value for certificates of deposit with stated maturities was calculated by discounting contractual cash flows using current market rates for instruments with similar maturities (Level 3). The fair value of Federal Home Loan Bank advances is estimated using the rates for advances of similar remaining maturities at the reporting date (level 2). For advance payments by borrowers for taxes and insurance and for accrued interest payable the carrying value is a reasonable estimate of fair value, primarily because of the short-term nature of the instruments (level 2).

The fair value estimates presented herein are based on pertinent information available to management as of June 30, 2013 and December 31, 2012. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since the reporting date and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.

18.     FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The estimated fair values of financial instruments that are reported at amortized cost in the Company’s statement of financial condition, segregated by the level of valuation inputs within the fair value hierarchy used to measure fair value, are as follows (in thousands):

	December 31, 2012		December 31, 2011
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
FINANCIAL ASSETS:
Level 1 inputs:
Cash and cash equivalents	$42,607	$42,607	$79,799	$79,799
Level 2 inputs:
Interest bearing time deposits in banks	29,592	30,413	27,113	27,572
Federal Home Loan Bank stock	375	375	576	576
Loans held for sale	4,435	4,435	3,339	3,339
Cash surrender value of life insurance	23,003	23,003	22,213	22,213
Accrued interest receivable	1,501	1,501	1,516	1,516
Level 3 inputs:
Loans receivable—net	337,328	351,642	331,453	333,006

FINANCIAL LIABILITIES:
Level 2 inputs:
Checking, money market and savings accounts	203,308	203,308	207,015	207,015
Other borrowings	3,109	3,239	6,679	6,889
Accrued interest payable	23	23	54	54
Advance payments by borrowers for taxes and insurance	676	676	816	816
Level 3 inputs:
Certificates of deposit	251,743	255,573	291,566	293,198

For cash and cash equivalents, the carrying amount approximates fair value (level 1). For FHLB stock, loans held for sale, cash surrender value of life insurance and accrued interest receivable, the carrying value is a reasonable estimate of fair value, primarily because of the short-term nature of the instruments or, as to FHLB stock, the ability to sell the stock back to the FHLB at cost (level 2). Interest-bearing time deposits in banks were valued using discounted cash flows based on current rates for similar types of deposits (level 2). Fair values of impaired loans are estimated as described in Note 17. Non-impaired loans were valued using discounted cash flows. The discount rates used to determine the present value of these loans were based on interest rates currently being charged by the Bank on comparable loans (level 3).

The fair value of checking accounts, savings accounts and money market deposits is the amount payable on demand at the reporting date (level 2). The fair value of fixed-maturity certificates of deposit is estimated using the discount rates currently offered by the Bank for deposits of similar terms (level 3). The fair value of FHLB advances is estimated using the rates for advances of similar remaining maturities at the reporting date (level 2). For advance payments by borrowers for taxes and insurance and for accrued interest payable the carrying value is a reasonable estimate of fair value, primarily because of the short-term nature of the instruments (level 2).

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2012 and December 31, 2011. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since the reporting date and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.